Lines of Credit (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Lines of Credit

Note 9 – Lines of Credit

IMAC St. Louis, LLC has a $150,000 line of credit with a financial institution that matures on

November 15, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $150,000, $0 and $140,000 balance at December 31, 2017, 2016, and at June 30, 2018 (unaudited).

IMAC Regeneration Center of Nashville, P.C. has a $150,000 line of credit with a financial institution that matures on October 15, 2018. The line bears interest at 6.50% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $25,000, $0, and $150,000 balance at December 31, 2017, 2016 and June 30, 2018 (unaudited).

Integrated Medicine and Chiropractic Regeneration Center PSC has a $150,000 line of credit with a financial institution that matures on August 1, 2018. The line bears interest at 4.25% per annum. The line is secured by substantially all of the Company’s assets and personally guaranteed by the members. The LOC had a $100,000, $140,000 and $100,000 balance at December 31, 2017, 2016, and at June 30, 2018 (unaudited).

IMAC Regeneration Center of St. Louis, LLC [Member]
Lines of Credit

Note 7 – Lines of Credit

IMAC St. Louis, LLC has a $150,000 line of credit with a financial institution that matures on November 15, 2018. The line bears interest at 4.25% per annum (The LOC has a $150,000 balance at March 31, 2018). The line is secured by substantially all of the Company’s assets and personally guaranteed by the members.

Note 7 – Lines of Credit

IMAC St. Louis, LLC has a $150,000 line of credit with a financial institution that matures on November 15, 2018. The line bears interest at 4.25% per annum (The LOC has a $150,000 balance at December 31, 2017). The line is secured by substantially all of the Company’s assets and is personally guaranteed by the members.